Financial Assets at Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Summary of Financial Assets at Fair Value Through Other Comprehensive Income

Movement of financial assets at fair value through other comprehensive income is analyzed as follows:

	Year ended December 31,
	2021	2022
	RMB’million	RMB’million
Listed equity investments
At January 1	9,771	7,302
Disposals	(163)	-
Fair value change	(2,128)	(4,517)
Currency translation differences	(178)	383
At December 31	7,302	3,168

Summary of Movement of Other Investment

Other investments represent financial assets at fair value through profit or loss. Movement of other investments is analyzed as follows:

	Year ended December 31,
	2021	2022
	RMB’million	RMB’million
At January 1	386	236
Additions	-	160
Fair value change	53	-
Disposal	(200)	(74)
Currency translation differences	(3)	19
At December 31	236	341
Of which are:
Current	37	37
Non-current	199	304
	236	341

(c)
Short-term investments

Short-term investments represent investments issued by commercial banks in the PRC with a variable return and accounted for as financial assets at fair value through profit or loss. Movement of short-term investments is analyzed as follows:

	Year ended December 31,
	2021	2022
	RMB’million	RMB’million
At January 1	-	1,029
Additions	5,616	160
Business combinations	100	-
Fair value change	52	26
Disposal	(4,739)	(1,215)
At December 31	1,029	-